Property, Plant and Equipment	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment

NOTE 7. PROPERTY, PLANT AND EQUIPMENT

	2024	2023
Cost	$7,344,532	$6,918,765
Accumulated depreciation	(4,988,359)	(4,580,677)
	$2,356,173	$2,338,088
Rig equipment	2,118,055	2,094,510
Rental equipment	16,066	16,066
Other equipment	5,999	9,236
Vehicles	1,787	2,333
Buildings	43,870	45,827
Assets under construction	133,543	126,872
Land	36,853	43,244
	$2,356,173	$2,338,088

Cost

	Rig Equipment	Rental Equipment	Other Equipment	Vehicles	Buildings	Assets Under Construction	Land	Total
Balance, December 31, 2022	$6,334,462	$96,454	$175,409	$36,002	$114,323	$117,535	$32,586	$6,906,771
Additions	24,158	102	151	—	612	199,937	—	224,960
Acquisitions	118,965	—	1,500	500	8,960	—	11,040	140,965
Disposals	(127,979)	—	(9,681)	(3,058)	(214)	(39)	(10)	(140,981)
Reclassifications	172,300	—	6,038	—	2,038	(180,376)	—	—
Asset decommissioning	(78,367)	—	—	—	—	—	—	(78,367)
Foreign exchange	(119,329)	(75)	(2,988)	(748)	(886)	(10,185)	(372)	(134,583)
Balance, December 31, 2023	6,324,210	96,481	170,429	32,696	124,833	126,872	43,244	6,918,765
Additions	59,650	—	14,516	95	985	141,401	—	216,647
Transferred to assets held for sale	—	—	—	—	—	—	(5,501)	(5,501)
Disposals	(153,166)	—	(17,327)	(3,646)	(3,089)	—	(2,100)	(179,328)
Reclassifications	137,658	—	—	—	—	(137,658)	—	—
Foreign exchange	380,811	279	3,091	1,718	3,912	2,928	1,210	393,949
Balance, December 31, 2024	$6,749,163	$96,760	$170,709	$30,863	$126,641	$133,543	$36,853	$7,344,532

Accumulated Depreciation

	Rig Equipment	Rental Equipment	Other Equipment	Vehicles	Buildings	Assets Under Construction	Land	Total
Balance, December 31, 2022	$4,251,016	$80,477	$163,944	$32,622	$75,374	$—	$—	$4,603,433
Depreciation expense	268,532	12	9,070	924	4,237	—	—	282,775
Disposals	(122,823)	—	(9,681)	(2,788)	(133)	—	—	(135,425)
Asset decommissioning	(68,775)	—	—	—	—	—	—	(68,775)
Foreign exchange	(98,250)	(74)	(2,140)	(395)	(472)	—	—	(101,331)
Balance, December 31, 2023	4,229,700	80,415	161,193	30,363	79,006	—	—	4,580,677
Depreciation expense	276,815	—	14,267	720	4,317	—	—	296,119
Disposals	(141,694)	—	(17,091)	(3,504)	(2,667)	—	—	(164,956)
Foreign exchange	266,287	279	6,341	1,497	2,115	—	—	276,519
Balance, December 31, 2024	$4,631,108	$80,694	$164,710	$29,076	$82,771	$—	$—	$4,988,359

(a) Impairment

Precision reviews the carrying value of its long-lived assets for indications of impairment at the end of each reporting period. At December 31, 2024, Precision reviewed each of its cash-generating units and did not identify indications of impairment and, therefore, did not test its CGUs for impairment.

(b) Asset Additions

In 2024, Precision purchased $217 million (2023 – $225 million) of property, plant and equipment.

(c) Asset Disposals

Through the completion of normal course business operations, the Corporation sold used assets incurring gains or losses on disposal resulting in a gain on asset disposal of $16 million (2023 – $24 million).

(d) Asset Decommissioning

In 2024, the Corporation incurred nil (2023 – $10 million) losses on asset decommissioning relating to certain drilling and ancillary equipment, contained within the Contract Drilling Services segment, that no longer met the Corporation's High Performance technology standards.